Employee benefits (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Interest income	$ 69	$ 103
Translation adjustment	(204)	73
Transfers		(27)
Overfunded Pension Plans [Member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year	5,657	6,340
Interest income	349	429
Employer contributions	17	22
Benefits paid	(469)	(479)
Return on plan assets (excluding interest income)	(259)	286
Translation adjustment	(979)	320
Transfers		(1,261)
Benefit obligation (Plan assets) as at end of the year	4,316	5,657
Underfunded Pension Plans And Other Benefits [Member]
IfrsStatementLineItems [Line Items]
Interest income		1
Transfers		27
Underfunded Pension Plans And Other Benefits [Member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year	815	339
Interest income	38	85
Employer contributions	78	81
Benefits paid	(143)	(182)
Return on plan assets (excluding interest income)	34	44
Settlement		(841)
Translation adjustment	(79)	28
Transfers		1,261
Benefit obligation (Plan assets) as at end of the year	$ 743	$ 815